LONG-TERM DEBT - MORTGAGE	12 Months Ended
Jul. 31, 2018
LONG-TERM DEBT - MORTGAGES AND TERM LOAN [Abstract]
LONG-TERM DEBT - MORTGAGE

3. LONG-TERM DEBT—MORTGAGE:

			July 31, 2018		July 31, 2017
	Current
	Annual	Final	Due	Due	Due	Due
	Interest	Payment	Within	After	Within	After
	Rate	Date	One Year	One Year	One Year	One Year
Mortgage:
Bond St. building, Brooklyn, NY	3.54%	2/1/2020	$168,501	$5,298,610	$162,569	$5,467,110
Less: Deferred financing costs			—	34,325	—	57,202
Total			$168,501	$5,264,285	$162,569	$5,409,908

On January 9, 2015, the Company refinanced its loan with a bank for $6,000,000, which included the outstanding balance as of January 2015 in the amount of $5,347,726 and an additional borrowing of $652,274. The loan is for a period of five years with a payment based on a twenty-five year amortization period. The interest rate for this period is fixed at 3.54% per annum. The mortgage loan is secured by the Bond Street building in Brooklyn, New York.

Maturities of long-term mortgage and term loan payable outstanding at July 31, 2018 are as follows: Years ending July 31, 2019 (included in current liabilities): $168,501; and 2020: $5,298,610.

The carrying value of the property collateralizing the above debt is $22,280,525 at July 31, 2018.